UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm, Esq.
Title:   General Counsel and Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          11 February, 2003

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       30
                                           ---------------------
Form 13F Information Table Value Total:                7,312,782
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 12/31/2002

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT         OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN        MANAGERS   SOLE    SHARED    NONE
----------------------------   --------------   -----    -------- -------  --- ---- -------        --------   ----    ------    ----
ANHEUSER BUSCH COMPANIES INC    COMMON STOCK  035229103   362204   7476417  SH      SOLE                       7476417
AUTOMATIC DATA PROCESSING INC   COMMON STOCK  053015103   418380  10651884  SH      SOLE                      10651884
CINTAS CORP                     COMMON STOCK  172908105    36550    798910  SH      SOLE                        798910
COCA-COLA CO                    COMMON STOCK  191216100   412516   9401885  SH      SOLE                       9401885
COSTCO WHOLESALE CORP-NEW       COMMON STOCK  22160K105   128847   4588390  SH      SOLE                       4588390
DELL COMPUTER CORP              COMMON STOCK  247025109   298063  11122307  SH      SOLE                      11122307
FIRST DATA CORP                 COMMON STOCK  319963104   614088  17320559  SH      SOLE                      17320559
FOREST LABORATORIES INC         COMMON STOCK  345838106    60434    614897  SH      SOLE                        614897
GENERAL ELECTRIC CO             COMMON STOCK  369604103    64590   2644780  SH      SOLE                       2644780
HOME DEPOT INC                  COMMON STOCK  437076102   220229   9179513  SH      SOLE                       9179513
JOHNSON & JOHNSON               COMMON STOCK  478160104   578195  10744117  SH      SOLE                      10744117
KELLOGG CO                      COMMON STOCK  487836108   325983   9506700  SH      SOLE                       9506700
ELI LILLY & CO                  COMMON STOCK  532457108      637     10025  SH      SOLE                         10025
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK  571903202   101089   3068297  SH      SOLE                       3068297
MEDTRONIC INC                   COMMON STOCK  585055106   227482   4986955  SH      SOLE                       4986955
MERCK & CO INC                  COMMON STOCK  589331107   234057   4133548  SH      SOLE                       4133548
MICROSOFT CORP                  COMMON STOCK  594918104   345460   6668387  SH      SOLE                       6668387
NEW YORK TIMES CO-CL A          COMMON STOCK  650111107   313570   6846156  SH      SOLE                       6846156
NORTHERN TRUST CORP             COMMON STOCK  665859104      577     16449  SH      SOLE                         16449
OMNICOM GROUP INC               COMMON STOCK  681919106    98038   1517620  SH      SOLE                       1517620
PFIZER INC                      COMMON STOCK  717081103   102959   3366965  SH      SOLE                       3366965
STARBUCKS CORP                  COMMON STOCK  855244109   235787  11547287  SH      SOLE                      11547287
STATE STREET CORP               COMMON STOCK  857477103   354735   9084982  SH      SOLE                       9084982
STRYKER CORP                    COMMON STOCK  863667101   159937   2382382  SH      SOLE                       2382382
SYSCO CORP                      COMMON STOCK  871829107   469065  15733108  SH      SOLE                      15733108
TARGET CORP                     COMMON STOCK  87612E106   234041   7799043  SH      SOLE                       7799043
VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK  925524308    95454   2334581  SH      SOLE                       2334581
WAL-MART STORES INC             COMMON STOCK  931142103    96801   1916945  SH      SOLE                       1916945
WALGREEN CO                     COMMON STOCK  931422109   326350  11168431  SH      SOLE                      11168431
WM WRIGLEY JR CO                COMMON STOCK  982526105   396663   7221470  SH      SOLE                       7221470

                                                         7312782                    No. of Other
                                                                                    Managers       0